Annual Total Returns - Fidelity Series Opportunistic Insights Fund [BarChart] - 12.31 Fidelity Series Opportunistic Insights Fund Series PRO-08 - Fidelity Series Opportunistic Insights Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Dec. 06, 2012
Fidelity Series Opportunistic Insights Fund
Bar Chart Table:
Annual Return 2013	41.14%
Annual Return 2014	10.47%
Annual Return 2015	7.10%
Annual Return 2016	1.33%
Annual Return 2017	32.96%
Annual Return 2018	(1.87%)
Annual Return 2019	30.53%
Annual Return 2020	31.18%
Annual Return 2021	24.81%